Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
We recognized the following stock compensation expense:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Stock Option Expense, net of taxes of $2.7, $2.3 and $2.0 (1)	$4.4	$3.7	$3.3
Restricted Stock Expense, net of taxes of $3.8, $3.7 and $3.6 (2)	6.4	6.1	5.8
Total Stock Compensation Expense, net of taxes of $6.5, $6.0 and $5.6 (3)	$10.8	$9.8	$9.1
____________________
(1) We applied an estimated forfeiture rate of four percent per stock option grant in the calculation of the expense.
(2) We applied an estimated forfeiture rate of two percent of outstanding grants in the calculation of the expense.
(3) This expense is classified as selling, general and administrative expense in our consolidated statements of income.

Black Scholes valuation assumptions for stock option grants
Black Scholes valuation assumptions for stock option grants:

	2012	2011	2010
Expected dividend yield	0.63%	0.61%	0.87%
Expected volatility	42.09%	41.61%	42.17%
Expected life (in years)	6.5	6.5	6.5
Risk-free interest rate	1.30%	2.84%	3.13%

Summary of stock option activity
The following summary shows stock option activity for employees under the Plan for the three years ended December 31, 2012:

	Number of Options Granted But Not Exercised	Weighted-Average Remaining Contractual Life (in Years)	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
	Number of Shares in Thousands			(In Millions)
December 31, 2009 (2,630 shares exercisable)	4,350	5.4 years	$15.47	$54.0
Granted	542		28.67
Exercised	(1,690)		10.68	37.3
Forfeited	(32)		25.97
December 31, 2010 (1,554 shares exercisable)	3,170	6.4 years	$20.17	$62.8
Granted	432		40.89
Exercised	(750)		15.05	19.7
Forfeited	(42)		23.08
December 31, 2011 (1,340 shares exercisable)	2,810	6.4 years	$24.67	$51.6
Granted	422		47.58
Exercised	(943)		19.86	30.7
Forfeited	(50)		39.24
December 31, 2012 (932 shares exercisable and 2,187 shares expected to vest or be exercised)	2,239	6.5 years	$30.69	$62.3

Summary of restricted award activity
The following table shows our employee restricted award activity for the three years ended December 31, 2012:

Number of Awards in Thousands	Number of awards	Weighted- Average Grant Date Fair Value
Nonvested at December 31, 2009	760	$22.35
Granted	416	30.79
Vested	(262)	20.01
Forfeited	(2)	26.39
Nonvested at December 31, 2010	912	$26.86
Granted	182	40.76
Vested	(320)	24.25
Forfeited	(16)	25.58
Nonvested at December 31, 2011	758	$31.33
Granted	221	49.88
Vested	(257)	27.60
Forfeited	(18)	39.21
Nonvested at December 31, 2012	704	$38.29